Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Jul. 05, 2012
Debt Instrument [Line Items]
Unamortized discount on notes		$ 11.0
Unsecured debt | 2.250% notes due July 2017
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.25%	2.25%	2.25%
Unamortized discount on notes		0.7
Unsecured debt | 3.500% notes due July 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%	3.50%	3.50%
Unamortized discount on notes		2.3
Unsecured debt | 4.875% notes due July 2042
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.875%	4.875%	4.875%
Unamortized discount on notes		$ 8.0